Selling, Distribution and Administrative Expenses	6 Months Ended
Jun. 30, 2023
Selling, Distribution and Administrative Expenses [Abstract]
SELLING, DISTRIBUTION AND ADMINISTRATIVE EXPENSES
20.	SELLING, DISTRIBUTION AND ADMINISTRATIVE EXPENSES

	For the six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Staff expense	$3,602,127	$2,988,331
Rental expense	345,026	77,999
Depreciation and amortization expense	1,251,359	1,176,705
Utilities expense	53,015	30,021
Travelling and entertainment expense	135,186	216,633
Marketing expense	150,203	228,054
Professional fees	774,553	1,262,085
Repairs and maintenance	35,298	26,835
Employee benefits	29,316	228,506
Research and development expense	95,322	68,946
Other expenses**	510,255	673,881
	$6,981,660	$6,977,996

**	Other expenses mainly comprised of office expenses, stamp duties, training costs, transportation costs for robots, etc.